INVESTMENTS - Rollforward (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Statement [Line Items]
Investments beginning balance	$ 147,692,000	$ 16,950,000
Investments-uranium beginning balance	133,114,000
Purchase of investments	0	91,674,000
Sale of investments		(12,826,000)
Change in fair value gain to profit and (loss)	55,327,000	44,163,000
Change in fair value gain to profit and (loss)	22,953,000	51,894,000
Investments-uranium ending balance	162,536,000	133,114,000
Investments ending balance	170,645,000	147,692,000
Equity Instruments
Statement [Line Items]
Investments beginning balance	14,578,000	16,950,000
Purchase of investments		0
Sale of investments		(12,826,000)
Change in fair value gain to profit and (loss)	(6,469,000)	10,454,000
Investments ending balance	8,109,000	14,578,000
Physical Uranium
Statement [Line Items]
Investments beginning balance	133,114,000
Investments-uranium beginning balance	133,114,000	0
Purchase of investments		91,674,000	$ 74,140,000
Sale of investments		0
Change in fair value gain to profit and (loss)	29,422,000	41,440,000
Investments-uranium ending balance	162,536,000	133,114,000
Investments ending balance	$ 162,536,000	$ 133,114,000